Derivatives and Hedge Accounting - Fair Values Of Outstanding Derivatives Designated Under Net Investment Hedge Accounting (Detail) - Cash flow hedges [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Positive fair values outstanding (Non-trading derivative assets)	€ 617	€ 438
Negative fair values outstanding (Non-trading derivative liabilities)	(339)	(671)
Non trading derivative assets liabilities net	€ 278	€ (233)